December 19, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:                      Nationwide Variable Account of
           Nationwide Life Insurance Company
           SEC File No.  333-80481
           CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraphs (b) and (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 to the Registration Statement for the Company and the Variable Account that became effective May 1, 2007.

Please contact the undersigned at (614) 249-3492 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Darrell M. Pierre
Darrell M. Pierre
Assistant General Counsel
Nationwide Life Insurance Company